Income Taxes	12 Months Ended
Dec. 31, 2019
Income Taxes [Abstract]
Income Taxes

20. Income Taxes
20.A Deferred Income Taxes
The following represents the deferred tax assets and liabilities in the Consolidated Statements of Financial Position:

For the years ended December 31,	2019	2018
Deferred tax assets(1)	$1,455	$1,209
Deferred tax liabilities(1)	406	322
Net deferred tax asset	$1,049	$887

(1) Our deferred tax assets and deferred tax liabilities are offset when there is a legally enforceable right to offset current tax assets against current tax liabilities and when the deferred taxes relate to the same taxable entity and the same taxation authority.

The movement in net deferred tax assets for the years ended December 31, are as follows:

Investments		Policy liabilities(1)	Deferred acquisition costs	Losses available for carry forward	Pension and other employee benefits	Other(2)	Total
As at December 31, 2018	$(746)	$737	$96	$648	$319	$(167)	$887
Acquisitions (disposals)	—	—	—	—	—	(48)	(48)
Charged to statement of operations	(263)	406	(9)	63	7	50	254
Charged to other comprehensive income	(52)	(9)	—	(10)	21	(1)	(51)
Charged to equity, other than other comprehensive income	—	—	—	—	—	9	9
Foreign exchange rate movements and Other	21	(13)	(4)	(4)	(9)	7	(2)
As at December 31, 2019	$(1,040)	$1,121	$83	$697	$338	$(150)	$1,049

(1) Consists of Insurance contract liabilities and Investment contract liabilities, net of Reinsurance assets.
(2) Includes unused tax credits.

Investments		Policy liabilities(1)	Deferred acquisition costs	Losses available for carry forward	Pension and other employee benefits	Other(2)	Total
As at December 31, 2017	$(957)	$896	$77	$549	$351	$(24)	$892
Charged to statement of operations	195	(170)	6	107	(26)	(149)	(37)
Charged to other comprehensive income	45	—	—	(13)	(17)	9	24
Charged to equity, other than other comprehensive income	—	—	6	—	—	3	9
Foreign exchange rate movements and Other	(29)	11	7	5	11	(6)	(1)
As at December 31, 2018	$(746)	$737	$96	$648	$319	$(167)	$887

(1) Consists of Insurance contract liabilities and Investment contract liabilities, net of Reinsurance assets.
(2) Includes unused tax credits.

We have accumulated non-capital tax losses, primarily in Canada, the Philippines, the UK and Indonesia, totaling $3,317 ($3,245 in 2018). The benefit of these tax losses has been recognized to the extent that it is probable that the benefit will be realized. In addition, in the U.S., we have net capital losses of $1 ($30 in 2018) for which a deferred tax asset of less than $1 ($6 in 2018) has been recognized. Unused tax losses for which a deferred tax asset has not been recognized amount to $553 as of December 31, 2019 ($702 in 2018) primarily in the Philippines and Indonesia. We also have capital losses of $455 in the UK ($460 in 2018) and $178 in Canada ($176 in 2018) for which a deferred tax asset of $101 ($102 in 2018) has not been recognized.

We will realize the benefit of tax losses carried forward in future years through a reduction in current income taxes as and when the losses are utilized. These tax losses are subject to examination by various tax authorities and could be reduced as a result of the adjustments to tax returns. Furthermore, legislative, business or other changes may limit our ability to utilize these losses.

Included in the deferred tax asset related to losses available for carry forward are tax benefits that have been recognized on losses incurred in either the current or the preceding year. In determining if it is appropriate to recognize these tax benefits, we rely on projections of future taxable profits, and we also consider tax planning opportunities that will create taxable income in the period in which the unused tax losses can be utilized.

The non-capital losses carried forward in Canada expire beginning in 2028 and the capital losses can be carried forward indefinitely. The operating and capital losses in the UK can be carried forward indefinitely. The non-capital losses in the Philippines can be carried forward three years, and the non-capital losses in Indonesia can be carried forward five years.

We recognize a deferred tax liability on all temporary differences associated with investments in subsidiaries, branches, joint ventures and associates unless we are able to control the timing of the reversal of these differences and it is probable that these differences will not reverse in the foreseeable future. As at December 31, 2019, temporary differences associated with investments in subsidiaries, branches, joint ventures and associates for which a deferred tax liability has not been recognized amount to $6,068 ($5,723 in 2018).
20.B Income Tax Expense (Benefit)
20.B.i In our Consolidated Statements of Operations, Income tax expense (benefit) for the years ended December 31 has the following components:

	2019	2018
Current income tax expense (benefit):
Current year	$620	$561
Adjustments in respect of prior years, including resolution of tax disputes	(80)	(1)
Total current income tax expense (benefit)	540	560
Deferred income tax expense (benefit):
Origination and reversal of temporary differences	(240)	42
Adjustments in respect of prior years, including resolution of tax disputes	(24)	(9)
Tax expense (benefit) arising from unrecognized tax losses	8	4
Tax rate and other legislative changes	2	—
Total deferred income tax expense (benefit)	(254)	37
Total income tax expense (benefit)	$286	$597

20.B.ii Income tax benefit (expense) recognized directly in equity for the years ended December 31:

	2019	2018
Recognized in other comprehensive income:
Current income tax benefit (expense)	$(12)	$(4)
Deferred income tax benefit (expense)	(51)	24
Total recognized in other comprehensive income	(63)	20
Recognized in equity, other than other comprehensive income:
Deferred income tax benefit (expense)	9	9
Total income tax benefit (expense) recorded in equity, including tax benefit (expense) recorded in Other comprehensive income	$(54)	$29

20.B.iii Our effective income tax rate differs from the combined Canadian federal and provincial statutory income tax rate as follows:

For the years ended December 31,	2019		2018
		%		%
Total net income (loss)	$2,947		$2,914
Add: Income tax expense (benefit)	286		597
Total net income (loss) before income taxes	$3,233		$3,511
Taxes at the combined Canadian federal and provincial statutory income tax rate	$857	26.5	$939	26.8
Increase (decrease) in rate resulting from:
Tax-exempt investment income	(260)	(8.0)	(131)	(3.8)
Higher (lower) effective rates on income subject to taxation in foreign jurisdictions	(194)	(6.0)	(222)	(6.3)
Adjustments in respect of prior years, including resolution of tax disputes	(104)	(3.2)	(10)	(0.3)
Tax (benefit) cost of unrecognized tax losses and tax credits	8	0.2	4	0.1
Tax rate and other legislative changes	2	0.1	—	—
Other	(23)	(0.8)	17	0.5
Total tax expense (benefit) and effective income tax rate	$286	8.8	$597	17.0

In the second quarter of 2019, a provincial corporate tax rate decrease from 12% to 8% was enacted in Alberta, Canada. As a result, our statutory tax rate decreased from 26.75% (rounded to 26.8% in the table above) in 2018 to 26.5% in 2019 and future years.

Tax-exempt investment income includes tax rate differences related to various types of investment income that is taxed at rates lower than our statutory income tax rate, such as dividend income, capital gains arising in Canada, and various others. Fluctuations in foreign exchange rates, changes in market values of real estate properties and other investments have an impact on the amount of these tax rate differences.

Statutory income tax rates in other jurisdictions in which we conduct business range from 0% to 30%, which creates a tax rate differential and corresponding tax provision difference compared to the Canadian federal and provincial statutory rate when applied to foreign income not subject to tax in Canada. Generally, higher earnings in jurisdictions with higher statutory tax rates result in an increase of our tax expense, while earnings arising in tax jurisdictions with statutory rates lower than 26.5% reduce our tax expense. These differences are reported in Higher (lower) effective rates on income subject to taxation in foreign jurisdictions. The benefit reported in 2019 included lower income in jurisdictions with low statutory income tax rates compared to 2018.

Adjustments in respect of prior periods, including the resolution of tax disputes, relates mainly to the resolution of Canadian tax matters, and the finalization of the prior year’s Canadian and U.S. tax filings in 2019. In 2018, it related to tax audit adjustments and the finalization of tax filings in Canada, Asia and the U.S.

Tax (benefit) cost of unrecognized tax losses/tax credits reflects unrecognized losses in Asia.

Tax rate and other legislative changes relates to the corporate tax rate decrease in Alberta in 2019.

Other primarily reflects withholding taxes on distributions from our foreign subsidiaries and the benefit relating to investments in joint ventures in Asia. In 2019, Other also reflects the reversal of withholding taxes no longer expected to be paid.